UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

AGF Investments Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William H. DeRoche, President

53 State Street, Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
December 31, 2021

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus or summary prospectus with this and other information about the Funds, please call (833) AGF-FUND (833-243-3863) or visit our website at www.AGF.com. Read the prospectus or summary prospectus carefully before investing.
Investing involves risk including loss of principal. Equity securities are volatile and can decline significantly in response to broad market and economic conditions. Investments in global equities may be significantly affected by political or economic conditions and regulatory requirements in a particular country. International markets can involve risks of currency fluctuation, political and economic instability, different accounting standards and foreign taxation. Emerging or frontier markets involve exposure to economic structures that are generally less diverse and mature. The less developed the market, the riskier the security. Such securities may be less liquid and more volatile.
Additional risks for the AGF Global Sustainable Equity Fund (formerly the AGF Global Sustainable Growth Equity Fund):
The universe of sustainable investments may be smaller than that of other funds that do not focus on sustainable development issuers. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in others, due to their lack of positive exposure to sustainability themes. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market.
Distributor: Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Sector Weightings
Schedule of Investments
1	AGF Emerging Markets Equity Fund
3	AGF Global Sustainable Equity Fund
5	Statement of Assets and Liabilities
6	Statement of Operations
7	Statement of Changes in Net Assets
8	Financial Highlights
10	Notes to Financial Statements
18	Expense Examples
19	Liquidity Risk Management Program
20	Additional Information
Investments carry risks, including possible loss of principal. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Please see the Funds’ prospectus for a discussion of the risks associated with an investment in the Funds. Investments in the Funds are not FDIC insured, nor are they bank deposits or guaranteed by a bank or any other entity. Funds invested in a smaller number of holdings may expose an investor to greater volatility.

AGF Investments Trust
Allocation of Portfolio Holdings and Sector Weightings
December 31, 2021 (Unaudited)
AGF Emerging Markets Equity Fund
The Fund’s investment objective is to provide capital growth.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amounts of any borrowings) in equities issued by companies that are economically tied to emerging markets countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and the MSCI Frontier Markets Index. It is actively managed, all cap, style neutral, and utilizes bottom-up security selection combined with a disciplined country allocation framework to select the stocks within the portfolio. The Fund may from time to time focus its investments in a particular country or geographic region.
The Fund’s investment adviser considers a company to be economically tied to emerging market countries if at least one of the following apply: a company’s securities are traded principally in an emerging market country; at least 50% of the company’s assets are located in emerging market countries; at least 50% of a company’s revenues are generated in emerging market countries; the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in an emerging market country; the company is classified by a major benchmark index or market data services provider as having its primary country of risk in an emerging market country.
Largest Equity Holdings
Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.4%
Tencent Holdings Ltd.	7.6%
Samsung Electronics Co. Ltd.	7.0%
Alibaba Group Holding Ltd.	4.2%
AIA Group Ltd.	3.5%
Larsen & Toubro Ltd.	3.2%
Airtac International Group	2.6%
Kweichow Moutai Co. Ltd. (P-Note)	2.4%
Haier Smart Home Co. Ltd.	2.4%
Axis Bank Ltd.	2.3%
Sector Exposure
Sectors	% of Net Assets
Communication Services	11.1%
Consumer Discretionary	13.0%
Consumer Staples	5.2%
Energy	4.6%
Financials	26.2%
Health Care	4.4%
Industrials	5.8%
Information Technology	21.3%
Materials	5.6%
Real Estate	2.0%
Other(1)	0.8%
100.0%

(1)
Includes cash and net other assets (liabilities).

i

AGF Investments Trust
Allocation of Portfolio Holdings and Sector Weightings
December 31, 2021 (Unaudited)
AGF Global Sustainable Equity Fund (formerly the AGF Global Sustainable Growth Equity Fund)
The Fund’s investment objective is to provide long-term capital growth.
The Fund invests, under normal circumstances, at least 80 percent of its net assets (plus the amounts of any borrowings) in equity securities. The Fund generally invests in shares of companies located throughout the world, including in the United States, that the Fund’s investment adviser believes are positively exposed to sustainable investment themes. The Fund’s investment adviser has identified a number of sustainable investment themes that are consistent with the environmental concept of sustainable development, which is economic development that meets the needs of current generations without compromising the ability of future generations to meet theirs. Examples of these sustainable investment themes may include Energy and Power Technologies, Waste Management and Pollution Control, Water and Waste Water Solutions and Environmental Health and Safety.
Largest Equity Holdings
Company	% of Net Assets
Danaher Corp.	4.2%
Thermo Fisher Scientific, Inc.	3.7%
Legrand SA	3.3%
Keyence Corp.	3.2%
Tetra Tech, Inc.	3.1%
Trex Co., Inc.	3.1%
Denso Corp.	2.9%
Aptiv plc	2.8%
Trimble, Inc.	2.8%
Albemarle Corp.	2.7%
Sector Exposure
Sectors	% of Net Assets
Consumer Discretionary	13.9%
Consumer Staples	2.7%
Financials	3.3%
Health Care	8.0%
Industrials	34.3%
Information Technology	23.3%
Materials	9.6%
Utilities	2.5%
Other(1)	2.4%
100.0%

(1)
Includes cash and net other assets (liabilities).

ii

AGF Investments Trust
AGF Emerging Markets Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
COMMON STOCKS – 90.5%
Banks – 10.1%
Axis Bank Ltd., GDR*	405	$18,711
Banco Bradesco SA (Preference)	1,666	5,746
Bank Mandiri Persero Tbk. PT	34,677	17,092
China Merchants Bank Co. Ltd., Class H	2,194	17,037
Komercni banka A.S.	213	9,115
Sberbank of Russia PJSC, ADR	262	4,126
Shinhan Financial Group Co. Ltd., ADR	366	11,313
		83,140
Beverages – 3.9%
Budweiser Brewing Co. APAC Ltd.	3,592	9,420
Coca-Cola HBC AG*	282	9,752
Varun Beverages Ltd.	1,046	12,500
		31,672
Biotechnology – 0.5%
Hugel, Inc.	30	3,874
Chemicals – 1.2%
Hansol Chemical Co. Ltd.*	37	9,509
Construction & Engineering – 3.2%
Larsen & Toubro Ltd., GDR	1,023	26,035
Diversified Financial Services – 3.0%
Chailease Holding Co. Ltd.	1,287	12,258
FirstRand Ltd.	3,207	12,236
		24,494
Diversified Telecommunication Services – 2.1%
Hellenic Telecommunications Organization SA	487	9,013
Telkom Indonesia Persero Tbk. PT	29,757	8,435
		17,448
Electronic Equipment, Instruments & Components – 1.1%
Delta Electronics, Inc.	914	9,085
Energy Equipment & Services – 1.8%
Tenaris SA, ADR	717	14,957
Food & Staples Retailing – 0.6%
Atacadao SA	1,861	5,095
Health Care Providers & Services – 0.9%
Odontoprev SA	3,200	7,239
Hotels, Restaurants & Leisure – 1.8%
Melco Resorts & Entertainment Ltd., ADR*	607	6,179
Trip.com Group Ltd.*	349	8,540
		14,719
Household Durables – 2.4%
Haier Smart Home Co. Ltd., Class H	4,609	19,476
Insurance – 4.4%
AIA Group Ltd.	2,830	28,527
Investments	Shares	Value ($)
Ping An Insurance Group Co. of China Ltd., Class H	1,110	$7,993
		36,520
Interactive Media & Services – 8.9%
Kakao Corp.	119	11,262
Tencent Holdings Ltd.	1,060	62,097
		73,359
Internet & Direct Marketing Retail – 6.9%
Alibaba Group Holding Ltd.*	2,275	34,690
Americanas SA*	—(a)	1
Naspers Ltd., Class N	97	15,048
Pinduoduo, Inc., ADR*	114	6,646
		56,385
IT Services – 3.0%
Globant SA*	38	11,935
HCL Technologies Ltd.	728	12,919
		24,854
Life Sciences Tools & Services – 1.6%
Wuxi Biologics Cayman, Inc.*	1,143	13,566
Machinery – 2.6%
Airtac International Group	584	21,530
Metals & Mining – 4.5%
Anglo American plc	349	14,247
Southern Copper Corp.	184	11,355
Vale SA	798	11,169
		36,771
Oil, Gas & Consumable Fuels – 2.8%
LUKOIL PJSC, ADR	167	14,946
Reliance Industries Ltd.	255	8,124
		23,070
Personal Products – 0.7%
LG Household & Health Care Ltd.*	6	5,537
Pharmaceuticals – 1.3%
Richter Gedeon Nyrt.	199	5,351
Sino Biopharmaceutical Ltd.	8,168	5,720
		11,071
Real Estate Management & Development – 2.0%
Country Garden Services Holdings Co. Ltd.	1,792	10,732
KWG Living Group Holdings Ltd.	14,317	5,876
		16,608
Semiconductors & Semiconductor Equipment – 9.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	641	77,119
Software – 0.8%
TOTVS SA	1,257	6,463
Specialty Retail – 1.0%
Foschini Group Ltd. (The)*	1,024	7,962

See accompanying notes to the financial statements.

AGF Investments Trust
AGF Emerging Markets Equity Fund
Schedule of Investments (continued)
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals – 7.0%
Samsung Electronics Co. Ltd., GDR	35	$57,715
Textiles, Apparel & Luxury Goods – 1.0%
Eclat Textile Co. Ltd.	370	8,439
TOTAL COMMON STOCKS (Cost $689,728)		743,712

Investments	Shares	Maturity Date	Value ($)
PARTICIPATION NOTES – 8.7%
China
Anhui Conch Cement Co., Ltd. (Issuer: Bank of America Merrill Lynch)	777	09/26/2022	4,913
Estun Automation Co., Ltd. (Issuer: Macquarie Bank Limited)	1,889	09/25/2023	7,691
Kweichow Moutai Co., Ltd. (Issuer: UBS AG)	62	09/16/2022	19,943
LONGi Green Energy Technology Co., Ltd. (Issuer: Macquarie Bank Limited)	611	06/26/2023	8,264
Nari Technology Co., Ltd. (Issuer: Macquarie Bank Limited)	2,532	03/13/2023	15,903
Ningbo Xusheng Auto Technology Co., Ltd. (Issuer: Macquarie Bank Limited)	880	01/13/2023	6,887
Wuliangye Yibin Co., Ltd. (Issuer: Macquarie Bank Limited)	218	03/31/2023	7,616
TOTAL PARTICIPATION NOTES (Cost $56,991)			71,217
Total Investments – 99.2% (Cost $746,719)			814,929
Other assets less liabilities – 0.8%			6,880
Net Assets – 100.0%			821,809

*
Non-income producing security.

(a)
Amount represents less than one share.

Abbreviations
ADR
American Depositary Receipt

GDR
Global Depositary Receipt

PJSC
Public Joint Stock Company

Participation Notes
A derivative instrument designed to replicate equity exposure in certain foreign markets where direct investment is impossible or difficult due to local investment restrictions. A Participation Note is usually issued by a financial institution, therefore investors are exposed to the issuer’s credit risk and the risks of the underlying financial instrument.

Preference
A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$149,703
Aggregate gross unrealized depreciation	(81,933)
Net unrealized appreciation	$67,770
Federal income tax cost of investments (including derivative contracts, if any)	$747,159
AGF Emerging Markets Equity Fund invested, as a percentage of net assets, in the following countries as of December 31, 2021:
Australia	0.9%
Brazil	4.4%
China	27.3%
Czech Republic	1.1%
Greece	1.1%
Hong Kong	6.9%
Hungary	0.7%
India	9.5%
Indonesia	3.1%
Peru	1.4%
Russia	3.5%
South Africa	6.0%
South Korea	12.1%
Switzerland	2.4%
Taiwan	13.0%
United States	5.8%
Other(1)	0.8%
100.0%

(1)
Includes cash and net other assets (liabilities).

See accompanying notes to the financial statements.

AGF Investments Trust
AGF Global Sustainable Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
COMMON STOCKS – 96.7%
Auto Components – 5.7%
Aptiv plc*	378	$62,351
Denso Corp.	772	63,952
		126,303
Automobiles – 1.1%
Daimler AG (Registered)	318	24,470
Building Products – 9.5%
Advanced Drainage Systems, Inc.	217	29,540
Kingspan Group plc	469	56,066
Nibe Industrier AB, Class B	3,724	56,357
Trex Co., Inc.*	499	67,380
		209,343
Capital Markets – 2.3%
MSCI, Inc.	82	50,241
Chemicals – 8.7%
Albemarle Corp.	254	59,378
Croda International plc	395	54,107
Ecolab, Inc.	158	37,065
Johnson Matthey plc	404	11,188
Koninklijke DSM NV	128	28,854
		190,592
Commercial Services & Supplies – 5.0%
Tetra Tech, Inc.	397	67,410
TOMRA Systems ASA	583	41,773
		109,183
Construction & Engineering – 4.9%
Valmont Industries, Inc.	201	50,351
WSP Global, Inc.	395	57,341
		107,692
Containers & Packaging – 1.0%
Ball Corp.	219	21,083
Electrical Equipment – 6.6%
Legrand SA	622	72,868
Plug Power, Inc.*	297	8,384
Prysmian SpA	1,416	53,377
Siemens Gamesa Renewable Energy SA*	466	11,179
		145,808
Electronic Equipment, Instruments & Components – 13.7%
Amphenol Corp., Class A	678	59,298
Halma plc	1,241	53,752
Hexagon AB, Class B	1,548	24,609
Keyence Corp.	111	69,747
Samsung SDI Co. Ltd.	58	31,958
Trimble, Inc.*	699	60,946
		300,310
Investments	Shares	Value ($)
Food & Staples Retailing – 0.8%
HelloFresh SE*	217	$16,686
Food Products – 2.0%
Kerry Group plc, Class A	339	43,709
Household Durables – 2.6%
Garmin Ltd.	415	56,511
Independent Power and Renewable Electricity Producers – 0.3%
Brookfield Renewable Corp.	156	5,741
Leisure Products – 4.1%
Giant Manufacturing Co. Ltd.	3,418	42,622
Shimano, Inc.	179	47,710
		90,332
Life Sciences Tools & Services – 8.0%
Danaher Corp.	282	92,781
Thermo Fisher Scientific, Inc.	123	82,070
		174,851
Machinery – 6.4%
Cummins, Inc.	209	45,591
Daimler Truck Holding AG*	116	4,264
Metso Outotec OYJ	3,194	33,993
NFI Group, Inc.	1,123	17,987
Xylem, Inc.	329	39,454
		141,289
Mortgage Real Estate Investment Trusts (REITs) – 1.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	409	21,726
Professional Services – 1.8%
Stantec, Inc.	722	40,565
Semiconductors & Semiconductor Equipment – 5.8%
Analog Devices, Inc.	264	46,403
Enphase Energy, Inc.*	137	25,063
Infineon Technologies AG	817	37,913
Wolfspeed, Inc.*	170	19,001
		128,380
Software – 3.7%
ANSYS, Inc.*	71	28,480
Dassault Systemes SE	845	50,324
Zoom Video Communications, Inc., Class A*	19	3,494
		82,298
Textiles, Apparel & Luxury Goods – 0.4%
Allbirds, Inc., Class A*	593	8,942
Water Utilities – 1.3%
American Water Works Co., Inc.	152	28,707
TOTAL COMMON STOCKS (Cost $1,258,105)		2,124,762

See accompanying notes to the financial statements.

AGF Investments Trust
AGF Global Sustainable Equity Fund
Schedule of Investments (continued)
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS – 0.9%
Independent Power and Renewable Electricity Producers – 0.9%
Brookfield Renewable Partners LP (Cost $12,134)	553	$19,808
Total Investments – 97.6% (Cost $1,270,239)		2,144,570
Other assets less liabilities – 2.4%		52,872
Net Assets – 100.0%		2,197,442

*
Non-income producing security.

Abbreviations
OYJ
Public Limited Company

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$884,559
Aggregate gross unrealized depreciation	(14,022)
Net unrealized appreciation	$870,537
Federal income tax cost of investments (including derivative contracts, if any)	$1,274,033
AGF Global Sustainable Equity Fund invested, as a percentage of net assets, in the following countries as of December 31, 2021:
Canada	6.2%
Finland	1.6%
France	5.6%
Germany	3.8%
Ireland	4.5%
Italy	2.4%
Japan	8.3%
Netherlands	1.3%
Norway	1.9%
South Korea	1.5%
Spain	0.5%
Sweden	3.7%
Taiwan	1.9%
United Kingdom	5.4%
United States	49.0%
Other(1)	2.4%
100.0%

(1)
Includes cash and net other assets (liabilities).

See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Assets and Liabilities
December 31, 2021 (Unaudited)
	AGF Emerging Markets Equity Fund	AGF Global Sustainable Equity Fund
ASSETS:
Investments in securities, at value(1)	$814,929	$2,144,570
Cash	21,176	64,608
Foreign cash(2)	214	—
Receivables:
Dividends and interest	1,601	1,429
Investment adviser (Note 4)	26,299	29,136
Prepaid expenses	27,070	25,712
Total Assets	891,289	2,265,455
LIABILITIES:
Distributions payable	498	—
Payable for capital shares redeemed	—	1
Foreign cash overdraft(2)	—	11
Payables:
Administration fees	12,733	12,733
Transfer Agent fees	10,695	10,695
Trustees fees	178	459
Custodian and Accounting fees	7,926	6,084
Professional fees	31,225	31,718
Accrued expenses and other liabilities	6,225(3)	6,312
Total Liabilities	69,480	68,013
Net Assets	$821,809	$2,197,442
NET ASSETS CONSIST OF:
Paid in capital	$766,944	$1,310,065
Distributable earnings (loss)	54,865	887,377
Net Assets	$821,809	$2,197,442
NET ASSETS:
Class I	$410,905	$1,455,298
Class R6	410,904	742,144
Total	$821,809	$2,197,442
SHARES OUTSTANDING (unlimited number of shares authorized)
Class I	38,287	75,689
Class R6	38,287	38,598
Total	76,574	114,287
NET ASSET VALUE
Class I	$10.73	$19.23
Class R6	10.73	19.23
(1) Investments in securities, at cost	$746,719	$1,270,239
(2) Cost of foreign cash	$213	$(11)
(3) Includes payable for deferred non-U.S. capital gains tax of $1,167
See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Operations
For the Period Ended December 31, 2021 (Unaudited)
	AGF Emerging Markets Equity Fund	AGF Global Sustainable Equity Fund
INVESTMENT INCOME:
Dividend income	$9,816	$8,270
Income from non-cash dividends	3,987	3,676
Foreign withholding tax on dividends	(1,145)	(740)
Total Investment Income	12,658	11,206
EXPENSES:
Investment advisory fees (Note 4)	3,444	6,986
Administration fees	38,200	38,200
Registration and filing fees	18,399	20,256
Professional fees	46,801	57,088
Trustee fees	376	872
Custodian and Accounting fees	20,489	17,509
Transfer Agent fees	31,953	31,953
Chief Compliance Officer fees	2,247	2,618
Treasurer fees	7,429	13,321
Other fees	4,321	4,593
Total Expenses before Adjustments	173,659	193,396
Less: waivers and/or reimbursements by Adviser (Note 4)	(169,572)	(184,794)
Total Expenses after Adjustments	4,087	8,602
Net Investment Income	8,571	2,604
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(17,520)(1)	30,297
Foreign currency transactions	(509)	(520)
Net Realized Gain (Loss)	(18,029)	29,777
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investment in securities	(89,005)(2)	176,385
Translation of assets and liabilities denominated in foreign currencies	(101)	102
Net Change in Unrealized Appreciation (Depreciation)	(89,106)	176,487
Net Realized and Unrealized Gain (Loss)	(107,135)	206,264
Net Increase (Decrease) in Net Assets Resulting from Operations	$(98,564)	$208,868
(1) Includes realized non-U.S. capital gains tax of $(496).
(2) Net of change in deferred non-U.S. capital gains tax of $(890).
See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Changes in Net Assets
	AGF Emerging Markets Equity Fund		AGF Global Sustainable Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
OPERATIONS:
Net investment income	$8,571	$7,303	$2,604	$5,295
Net realized gain (loss)	(18,029)	24,395	29,777	103,253
Net change in unrealized appreciation (depreciation)	(89,106)	259,204	176,487	453,632
Net Increase (Decrease) in Net Assets Resulting from Operations	(98,564)	290,902	208,868	562,180
DISTRIBUTIONS
Distributable earnings
Class I	(5,480)	(3,790)	(27,834)	(4,098)
Class R6	(5,480)	(3,789)	(14,194)	(2,394)
Total Distributions	(10,960)	(7,579)	(42,028)	(6,492)
CAPITAL TRANSACTIONS:
Class I
Capital shares issued	$—	$—	$30,000	$265,000
Capital shares issued in reinvestment of distributions	5,231	3,221	27,798	3,739
Total Class I transactions	5,231	3,221	57,798	268,739
Class R6
Capital shares issued in reinvestment of distributions	5,231	3,221	14,159	2,035
Total Class R6 transactions	5,231	3,221	14,159	2,035
Net Increase in Net Assets Resulting from Capital Transactions	$10,462	$6,442	$71,957	$270,774
Total Increase (Decrease)in Net Assets	(99,062)	289,765	238,797	826,462
NET ASSETS:
Beginning of period	920,871	631,106	1,958,645	1,132,183
End of Period	$821,809	$920,871	$2,197,442	$1,958,645
SHARE TRANSACTIONS:
Class I
Beginning of period	37,795	37,502	72,584	55,772
Capital shares issued	—	—	1,657	16,582
Capital shares issued in reinvestment of distributions	492	293	1,448	230
Total Class I − Shares Outstanding, End of Period	38,287	37,795	75,689	72,584
Class R6
Beginning of period	37,795	37,502	37,864	37,736
Capital shares issued in reinvestment of distributions	492	293	734	128
Total Class R6 − Shares Outstanding, End of Period	38,287	37,795	38,598	37,864
Shares Outstanding, End of Period	76,574	75,590	114,287	110,448
See accompanying notes to the financial statements.

AGF Investments Trust
Financial Highlights for a share outstanding throughout the periods indicated
	PER SHARE OPERATING PERFORMANCE
	Investment Operations				Distributions
	Net asset value, beginning of period	Net investment Income(a)	Net realized and unrealized gain(loss) from investments	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
AGF Emerging Markets Equity Fund – Class I
Six Months Ended December 31, 2021 (Unaudited)	$12.18	0.11	(1.42)	(1.31)	(0.04)	(0.10)	—	(0.14)	$10.73
Year Ended June 30, 2021	$8.41	0.10	3.77	3.87	(0.10)	—	—	(0.10)	$12.18
For the period 01/03/20* – 6/30/2020	$10.00	0.04	(1.63)	(1.59)	—	—	—	—	$8.41
AGF Emerging Markets Equity Fund – Class R6
Six Months Ended December 31, 2021 (Unaudited)	$12.18	0.11	(1.42)	(1.31)	(0.04)	(0.10)	—	(0.14)	$10.73
Year Ended June 30, 2021	$8.41	0.10	3.77	3.87	(0.10)	—	—	(0.10)	$12.18
For the period 01/03/20* – 6/30/2020	$10.00	0.04	(1.63)	(1.59)	—	—	—	—	$8.41
AGF Global Sustainable Equity Fund – Class I
Six Months Ended December 31, 2021 (Unaudited)	$17.73	0.02	1.86	1.88	(0.01)	(0.37)	—	(0.38)	$19.23
Year Ended June 30, 2021	$12.11	0.05	5.63	5.68	(0.06)	—	—	(0.06)	$17.73
Year Ended June 30, 2020	$10.69	0.02	1.42	1.44	(0.02)	—	—	(0.02)	$12.11
Year Ended June 30, 2019	$9.98	0.05	0.71	0.76	(0.05)	—	—	(0.05)	$10.69
For the period 11/03/17* – 6/30/2018	$10.00	0.05	(0.07)	(0.02)	—	—	—	—	$9.98
AGF Global Sustainable Equity Fund – Class R6
Six Months Ended December 31, 2021 (Unaudited)	$17.73	0.02	1.86	1.88	(0.01)	(0.37)	—	(0.38)	$19.23
Year Ended June 30, 2021	$12.11	0.05	5.63	5.68	(0.06)	—	—	(0.06)	$17.73
Year Ended June 30, 2020	$10.69	0.02	1.42	1.44	(0.02)	—	—	(0.02)	$12.11
Year Ended June 30, 2019	$9.98	0.05	0.71	0.76	(0.05)	—	—	(0.05)	$10.69
For the period 11/03/17* – 6/30/2018	$10.00	0.05	(0.07)	(0.02)	—	—	—	—	$9.98

*
Commencement of investment operations.

(a)
Net investment income (loss) per share is based on average shares outstanding.

(b)
Not annualized for periods less than one year.

(c)
Annualized for periods less than one year.

(d)
The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not reflect these indirect fees and expenses.

See accompanying notes to the consolidated financial statements.

RATIOS/SUPPLEMENT DATA
Ratios to average net assets(c)
Expenses, before reimbursements and/or waivers	Expenses, net of reimbursements and/or waivers	Net investment income	Net investment loss, before reimbursements and/or waivers	Total Return(b)	Portfolio turnover rate(b)	Ending net assets (thousands)

40.37%	0.95%	1.99%	(37.43)%	(10.70)%	25%	$411
41.06%(d)	0.95%(d)	0.89%	(39.21)%	46.16%	43%	$460
40.36%(d)	0.95%(d)	0.88%	(38.52)%	(15.90)%	22%	$316

40.37%	0.95%	1.99%	(37.43)%	(10.70)%	25%	$411
41.06%(d)	0.95%(d)	0.89%	(39.21)%	46.16%	43%	$460
40.36%(d)	0.95%(d)	0.88%	(38.52)%	(15.90)%	22%	$315

17.99%	0.80%	0.24%	(16.94)%	10.58%	10%	$1,455
22.78%	0.80%	0.33%	(21.65)%	46.98%	26%	$1,287
44.27%	0.80%	0.15%	(43.32)%	13.46%	38%	$675
49.81%	0.80%	0.54%	(48.47)%	7.73%	37%	$609
28.87%	0.80%	0.68%	(27.40)%	(0.20)%	12%	$375

17.99%	0.80%	0.24%	(16.94)%	10.58%	10%	$742
22.78%	0.80%	0.33%	(21.65)%	46.98%	26%	$672
44.27%	0.80%	0.15%	(43.32)%	13.46%	38%	$457
49.19%	0.80%	0.53%	(47.86)%	7.73%	37%	$403
28.87%	0.80%	0.68%	(27.40)%	(0.20)%	12%	$374

AGF Investments Trust
Notes to Financial Statements
December 31, 2021 (Unaudited)
1. Organization
AGF Investments Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 5 funds, 2 of which are presented herein, the AGF Emerging Markets Equity Fund and AGF Global Sustainable Equity Fund (formerly known as AGF Global Sustainable Growth Equity Fund) (each “Fund”, collectively, the “Funds”). Each Fund currently offers Class I and Class R6 shares. The remaining 3 funds are presented in a separate report.
The AGF Emerging Markets Equity Fund is classified as a non-diversified Fund, within the meaning of the 1940 Act. The AGF Global Sustainable Equity Fund is classified as a diversified Fund, within the meaning of the 1940 Act.
The investment objective of AGF Emerging Markets Equity Fund is to provide capital growth and the investment objective of AGF Global Sustainable Equity Fund is to provide long-term capital growth. There can be no assurance that the Funds will achieve their respective investment objectives.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.
Investment Valuation
The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. A Fund’s NAV per share is calculated separately for each class of shares of a Fund. NAV per share is computed by adding the total value of a Fund’s investments and other assets, determining the proportion allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of shares outstanding for that class.
The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guideline which were approved by the Board of Trustees (the “Trustees”). For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2 in the fair value hierarchy.
Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when a security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. Securities of non-exchange-traded and exchange-traded investment companies are valued at their NAV and market value, respectively.
For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
is valued at a ‘‘fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2 in the fair value hierarchy.
The Funds disclose the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 — Quoted prices in active markets for identical assets.

•
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of December 31, 2021 for each Fund based upon the three levels defined above:
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGF Emerging Markets Equity Fund
Investments
Common Stocks*	$743,712	$—	$—	$743,712
Participation Notes	—	71,217	—	71,217
Total Investments	$743,712	$71,217	$—	$814,929
AGF Global Sustainable Equity Fund
Investments
Common Stocks*	$2,124,762	$—	$—	$2,124,762
Master Limited Partnership	19,808	—	—	19,808
Total Investments	$2,144,570	$—	$—	$2,144,570

*
See Schedules of Investments for presentation by industry type.

In December 2020, the SEC adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (“Rule 2a-5”), which is intended to address valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company or business development company. Rule 2a-5, among other things, establishes an updated regulatory framework for registered investment company valuation practices. The Funds will not be required to comply with Rule 2a-5 until September 2022.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
(depreciation) on investment securities and derivatives on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Allocation of Expenses, Income, and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class. For the period ended December 31, 2021, neither Fund incurred class specific expenses such as distribution (12b-1) and administrative service fees.
Taxes and Distributions
Each of the Funds intends to qualify (or continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.
The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.
Dividends and distributions will be automatically reinvested unless requested otherwise. Dividends will differ among classes of the Funds due to differences in distribution and other class-specific operating expenses and will generally be paid at least annually. Capital gains are distributed at least annually.
3. Investment Transactions and Related Income
Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
4. Investment Management Fees
AGF Investments America Inc. (the “Adviser”) is the investment adviser to each Fund. Pursuant to an investment advisory agreement between the Adviser and the Trust, AGF Emerging Markets Equity Fund and AGF Global Sustainable Equity Fund pay the Adviser a management fee at an annualized rate, based on its average daily net assets, of 0.80% and 0.65%, respectively.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
The Adviser has contractually agreed to waive management fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for AGF Emerging Markets Equity Fund’s Class I shares and Class R6 shares do not exceed 0.95% for each share class’s average daily net assets and for AGF Global Sustainable Equity Fund’s Class I shares and Class R6 shares do not exceed 0.80% of each share class’s average daily net assets. In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by a Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. The Adviser is entitled to reimbursement by the Funds of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Total Annual Fund Operating Expenses do not exceed the then-applicable expense cap or the expense cap in place at the time of the original fee waiver or reimbursement. This agreement will remain in effect until November 1, 2024, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
For the period ended December 31, 2021, management fee waivers and expense reimbursements were as follows:
Fund	Management Fees Waived	Expense Reimbursements
AGF Emerging Markets Equity Fund	$3,444	$166,128
AGF Global Sustainable Equity Fund	6,986	177,808
As of December 31, 2021, the amounts eligible for repayment and the associated period of expiration are as follows:
Fund	Expires June 30, 2022	Expires June 30, 2023	Expires June 30, 2024	Expires June 30, 2025	Total Eligible for Recoupment
AGF Emerging Markets Equity Funds	$—	$122,717	$328,686	$169,572	$620,975
AGF Global Sustainable Equity Fund	196,273	483,251	349,087	184,794	1,213,405
5. Administration, Accounting, Custodian and Transfer Agent Fees
JPMorgan Chase Bank, N.A. (“JPMorgan”) acts as administrator (the “Administrator”), fund accounting agent and custodian to the Funds. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund pays the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. As custodian, JPMorgan holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.
U.S. Bancorp Fund Services, LLC serves as the transfer agent (the “Transfer Agent”) to the Funds. The Transfer Agent is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds. For its services, the Transfer Agent receives monthly fees charged to the Funds, plus certain charges for securities transactions.
6. Distribution and Fund Officers
Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. Shares are continuously offered for sale by the Trust through the Distributor. The Distributor has no role in determining the investment policies of the

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.
Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.
7. Investment Transactions
For the period ended December 31, 2021, the cost of securities purchased and proceeds from sales of securities, excluding short-term investments, were as follows:
Fund	Purchases	Sales
AGF Emerging Markets Equity Fund	$212,259	$207,306
AGF Global Sustainable Equity Fund	237,438	203,070
8. Purchase and Sale of Fund Shares
The information below explains how to purchase and sell shares of the Funds directly. Investors purchasing or selling shares through a financial intermediary may be charged transaction-based or other fees by the financial intermediary for its services. Please contact your financial intermediary for information regarding these fees and for purchase instructions.
You may purchase or redeem Fund shares through your broker-dealer, other financial intermediary that has an agreement with the Distributor, or through the Transfer Agent. You may purchase, redeem or exchange shares of any class of the Funds on any day the NYSE is open for business.
Class I Shares
Class I shares are offered by each Fund to institutions and individuals with a $1,000,000 minimum requirement for initial investment, and no minimum is required for additional investments. Omnibus accounts are eligible to meet the initial investment minimum for Class I shares at the omnibus account level. The minimum requirement may be waived, at the Adviser’s discretion, for certain institutions or individuals who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Neither the minimum requirement for initial investment for each Fund nor the requirements for the minimum account size will apply to investments by employees of the Adviser (or their affiliates), officers and trustees of the Funds, partners or employees of law firms that serve as counsel to the Funds or the Funds’ independent trustees, or members of the immediate families of the foregoing (e.g., spouses and children).
Class I shares of each Fund have an investment minimum of $1,000,000 and a minimum account balance of $1,000,000. There is no investment minimum or minimum investment account size requirement for qualified retirement benefit plans. The Funds reserve the right to redeem shares if an account balance for any Fund falls below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased to the minimum amount within 60 days of the investor being notified by the Fund, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.
The investor eligibility requirements for Class I shares of the Funds may be changed from time to time. Any such changes will be reflected in each Fund’s then current prospectus and SAI.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
Class R6 Shares
Class R6 shares are offered by each Fund to institutional investors that meet a $1,000,000 minimum requirement for initial investment and to Eligible Investors (as defined below). No minimum is required for additional investments. Institutional investors (including endowments and foundations) are investors deemed appropriate by the Adviser that hold shares of a Fund through an account held directly with the Fund that are not traded through an intermediary, subject to a minimum initial investment of $1,000,000. “Eligible Investors” are not subject to a minimum initial investment and include (a) retirement and benefit plans that have plan-level or omnibus accounts held on the books of a Fund and do not collect servicing or record keeping fees from the Fund; (b) plans or platforms sponsored by a financial intermediary whereby shares are held on the books of a Fund through omnibus accounts, either at the plan or platform level or the level of the plan administrator, and where an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan or platform and does not charge the Fund servicing, record keeping or sub-transfer agent fees; and (c) collective investment trusts. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, Simple IRAs, individual 401 (k) plans or individual 403 (b) plans.
Class R6 shares of each Fund have an investment minimum of $1,000,000 and a minimum account balance of $1,000,000. There is no investment minimum or minimum investment account size requirement for Eligible Investors. The Funds reserve the right to redeem shares if an account balance for any Fund falls below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased within 60 days of the investor being notified by the Fund, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.
The investor eligibility requirements for Class R6 shares of the Funds may be changed from time to time. Any such changes will be reflected in each Fund’s then current prospectus and SAI.
Shareholder Concentration Risk
As of December 31, 2021, certain shareholder accounts owned more than 10% of the outstanding shares of each of AGF Emerging Markets Equity Fund and AGF Global Sustainable Equity Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In case of a large redemption, a Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of illiquid positions. Large redemptions could also result in decreased economies of scale and increased operating expenses for non-redeeming fund shareholders.
As of December 31, 2021, the Adviser or an affiliate of the Adviser held 100% and 68% of the outstanding shares of AGF Emerging Markets Equity Fund and AGF Global Sustainable Equity Fund, respectively. The AGF Global Sustainable Equity Fund had individual shareholder and/or omnibus accounts that owned 32% of the Fund’s outstanding shares.
9. Principal Investment Risks
Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.
Market Risk.   The value of a Fund’s investments may fluctuate because of changes in the markets in which a Fund invests, which could cause a Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the NAV of a Fund’s shares. Although

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
the precise impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term, may exacerbate pre-existing risks to a Fund and may adversely affect the performance of a Fund.
Portfolio Management Risk.   The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, a Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of a Fund’s holdings.
Depositary Receipts Risk.   Depositary receipts subject a Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers. In addition, because the underlying securities may be trading on a non-U.S. market, the value of the underlying security may decline, sometimes rapidly, at a time when U.S. markets are closed and the Adviser may not be able to take appropriate actions to mitigate losses to a Fund.
Emerging Markets Risk.   Investments in securities of issuers economically tied to emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Emerging market economies generally have less developed and more volatile securities trading markets with untimely and unreliable information. Emerging market economies also generally have less developed legal, financial, auditing and accounting systems, and a greater likelihood of nationalization or confiscation of assets and companies than do developed economies. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities to bring actions against bad actors may be limited.
Frontier Markets Risk.   Investments in securities domiciled in countries or issuers that are economically tied to emerging market economies that are included in the MSCI Frontier Markets Index present the same risks that exist in other emerging market economies but such risks may be greater in frontier market economies.
Equity-Linked Investments Risk.   Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. Equity-linked investments allow a Fund to invest in equity securities located in foreign markets which a Fund may be unable or unwilling to invest in directly, and may expose a Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose a Fund to counterparty risk.
Equity Securities Risk.   The value of equity securities generally fluctuate, sometimes widely, based on real or perceived changes in an issuer’s financial condition and overall market and economic conditions, including stock market and industry conditions. A decline in the value of an equity security held by a Fund will adversely affect the value of your investment.
Exchange-Traded Funds and Other Investment Companies Risk.   The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, a Fund bears its proportionate share of the fees and expenses of the underlying fund, which may have an adverse impact on a Fund’s operating expenses and performance and may affect the value of your investment.
Foreign Securities Risk.   Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Foreign markets, especially those in less developed economies, are generally more illiquid than U.S. markets, meaning that it could be harder for a Fund to dispose of a particular security than if it were traded on a U.S. exchange. Foreign securities markets may also have high transaction costs, limited legal recourse and unreliable or untimely information. The value of foreign securities may also be adversely affected by changes in currency exchange rates.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
Foreign Currency Risk.   Investing in securities that trade and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a Fund. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. A stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Large Shareholders Risk.   A Fund is subject to the risk that a large investor may purchase or redeem a large percentage of Fund shares at any time. As a result, a Fund’s performance or liquidity may be adversely affected because a Fund may have to sell investments at disadvantageous times or prices or hold cash when it would not otherwise do so to meet large redemption requests.
Liquidity Risk.   Liquidity risk exists when investments are difficult to purchase, sell or price accurately. This can reduce a Fund’s returns because a Fund or an entity in which it invests may be unable to transact at advantageous times or prices. An illiquid investment is hard to value and may be sold at a price that is different from the price at which the Adviser valued the investment for purposes of a Fund’s NAV. Investments in non-U.S securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than investment in U.S securities. Additionally, a Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors’ interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, a Fund may be forced to sell investments at disadvantageous times or prices, which may adversely affect the Fund.
Non-Diversification Risk.   The AGF Emerging Markets Equity Fund, as a non-diversified fund, can invest a greater percentage of its assets in the securities of a single issuer or in fewer issuers than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of one or more particular securities may have a greater effect on the fund’s return because the securities may represent a larger portion of the fund’s total portfolio assets, which could lead to greater volatility in the fund’s returns.
Sustainable Investing Risk.   Because AGF Global Sustainable Equity Fund focuses on equity securities of companies that the Adviser believes meet the concept of sustainable development, the Fund’s universe of investments may be smaller than that of other funds that do not focus on sustainable investment themes. There are significant differences in interpretations of what it means for a company to have positive exposure to sustainable investment themes. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in other sectors, due to their lack of positive exposure to sustainable investment themes. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market. In addition, sustainable investing considerations may be linked to long-term rather than short returns.
10. Guarantees and Indemnifications
In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
11. Subsequent Events
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

AGF Investments Trust
Expense Example
December 31, 2021 (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs for, such as brokerage commissions, purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
Actual Expenses
The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2021.
The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2021.
The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on the purchases and sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 07/01/21	Ending Account Value 12/31/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
AGF Emerging Markets Equity Fund
Class I
Actual	$1,000.00	$893.00	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.42	$4.84	0.95%
Class R6
Actual	$1,000.00	$893.00	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.42	$4.84	0.95%
AGF Global Sustainable Equity Fund
Class I
Actual	$1,000.00	$1,105.80	$4.25	0.80%
Hypothetical	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$1,105.80	$4.25	0.80%
Hypothetical	$1,000.00	$1,021.17	$4.08	0.80%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one-half year period).

AGF Investments Trust
Liquidity Risk Management Program
December 31, 2021 (Unaudited)
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has designated a Liquidity Program Administrator (“LPA”), a committee comprised of senior representatives of the adviser, AGF Investments America Inc., its affiliated company, AGF Investments Inc. and officers of the Funds to implement and monitor the Program. As part of its responsibilities, the LPA has retained a third party to perform certain functions, including providing market data and liquidity classification model information.
The Program includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Program includes no less than annual assessments of factors that influence each Fund’s liquidity risk; daily classifications of each Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and periodic reporting to the Funds’ Board.
At a meeting of the Board of Trustees on November 29, 2021, the LPA provided a written report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from October 1, 2020 (date of last Report) through September 30, 2021 (“Reporting Period”). The Report included a summary of the oversight of the Program and the system that is used to operate the Program, a discussion of the Funds’ investment strategies and liquidity of portfolio investments including liquidity classifications, the effects of short-term and long-term cash flows on each Fund’s liquidity, and the effect that historical redemptions and market volatility had on the liquidity for each Fund during the Reporting Period. The Report concluded that during the Reporting Period: (1) there were no material changes to the Program, (2) there were no significant liquidity events impacting any Fund, and (3) it is the LPA’s assessment that the Program is adequately designed and has been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule. The Report further concluded that each Fund’s investment strategy continues to be appropriate and manageable for an open-end fund in both normal and stressed conditions.
There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

AGF Investments Trust
Additional Information (Unaudited)
Proxy Voting Information
A description of AGF Investments Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.AGF.com or the U.S. Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 833-AGF-FUND (833-243-3863).
In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-833-AGF-FUND (833-243-3863) or on the SEC’s website at www.sec.gov.
Quarterly Portfolio Holdings Information
AGF Investments Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-PORT, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the AGF Funds’ website at www.AGF.com.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

AGF Investments Trust
53 State Street, Suite 1308
Boston, MA 02109
www.AGF.com
Distributor:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGF Investments Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President and Principal Executive Officer
March 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President and Principal Executive Officer
March 4, 2022

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
March 4, 2022